Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 364	¥ 392
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	565	589
Cash collateral receivables against net derivative liabilities	1,158	1,594
Cash collateral payables against net derivative assets	1,497	1,683
Cash collateral receivables, not being offset against net derivatives	241	283
Cash collateral payables, not being offset against net derivatives	¥ 523	¥ 572